Financial Instruments and Risk Management - Summary of Fluctuations in Interest and Exchange Rates to Vary From Hypothetical Amounts (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on income statement gain/(loss)	£ 3,144	£ 2,772	£ 2,362
Impact on consolidated comprehensive income gain/(loss)	2,868	3,423	£ 2,471
Interest rate risk [member] | 0.5% decrease in interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on income statement gain/(loss)	(19)	(20)
Impact on consolidated comprehensive income gain/(loss)	(18)	(12)
Interest rate risk [member] | 0.5% increase in interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on income statement gain/(loss)	19	20
Impact on consolidated comprehensive income gain/(loss)	19	13
Currency exchange risk [member] | 10% weakening of sterling [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on income statement gain/(loss)	(15)	(19)
Impact on consolidated comprehensive income gain/(loss)	(833)	(835)
Currency exchange risk [member] | 10% strengthening of sterling [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on income statement gain/(loss)	11	16
Impact on consolidated comprehensive income gain/(loss)	£ 680	£ 684